U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                       READ  INSTRUCTIONS  AT END OF FORM  BEFORE
                                 PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1. Name and address of issuer: Templeton Institutional Funds, Inc.
700 Central Avenue
St. Petersburg, Florida 33701

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2. Name of each series or class of funds for which this notice is filed:

Foreign Equity Series
Emerging Markets Series
Growth Series
Global Fixed Income Series
Foreign Equity (South Africa Free) Series

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3. Investment Company Act File Number: 811-6135


Securities Act File Number: 33-35779
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4. Last day of fiscal year for which this notice is filed: 12/31/95
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's of 24f-2 declaration:
N/A

[ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): N/A
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7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A
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9. Number and aggregate sale price of securities sold during the fiscal year:

83,410,982 shs
$1,054,512,374
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

83,410,982 shs
$1,054,512,374
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

8,318,349 shs
$96,631,000
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12. Calculation of registration fee:


Aggregate sale price of securities sold during the fiscal year in
(i) reliance on rule 24f-2 (from Item 10): $1,054,512,374
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(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+ 96,631,000

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): - 307,032,296
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(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): + 0

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus
line (ii), less line (iii), plus line (iv)) (if
applicable):
844,111,078

(vi) Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see instruction C.6):
x 1/2900

(vii) Fee due (line (i) or line (v) multiplied by line (vi)): $ 291,072.79
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ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF THE FORM IS
INSTRUCTION: BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).

[ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1996
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      /s/JAMES R. BAIO
                              James R. Baio
                              Treasurer

Date:  February 27, 1996

PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.
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